UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________________
FORM 10-D
_________________________
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2024 to November 30, 2024
_________________________

Commission File Number of issuing entity: 333-264255-02
Central Index Key Number of issuing entity: 0001282663

World Financial Network Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-264255
Central Index Key Number of depositor: 0001139552

WFN Credit Company, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001007254

Comenity Bank
(Exact name of sponsor as specified in its charter)

_________________________
Benjamin L. Morgan (214) 494-3000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	31-1772814
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)
_________________________

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)

Series 2023-A, Class A, Class M, Class B	☐	☐	☒
Series 2024-A, Class A, Class M, Class B	☐	☐	☒
Series 2024-B, Class A	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒ No ☐ [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.    Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1 and the following tables.

A. Composition of the Trust Portfolio

The receivables to be conveyed to the trust have been or will be generated from transactions made by holders of credit card accounts included in the trust portfolio.

For purposes of the tables below, “Number of Accounts” refers to all accounts in the trust portfolio, including any accounts that are inactive accounts and zero-balance accounts, which in some cases may be closed accounts that have not yet been removed from the originator’s computer system and from the trust portfolio. The following information regarding the trust portfolio is as of October 31, 2024. Because the future composition of the trust portfolio will change over time, these tables are not indicative of the composition of the trust portfolio at any subsequent time.
Composition by Retailer Type
in the Trust Portfolio

Retailer Type	Percentage of Total Principal Receivables
Co-Brand/Proprietary Card.........................................................................................................................	41.16%
Soft Goods..................................................................................................................................................	31.51%
Jewelry........................................................................................................................................................	20.64%
Furniture......................................................................................................................................................	5.62%
Department Store........................................................................................................................................	1.05%
Other...........................................................................................................................................................	0.02%
Total...........................................................................................................................................................	100.00%

The table immediately below sets forth the retailer groups that have credit card programs that account for more than 7.5% of principal receivables balances in the trust portfolio as of October 31, 2024. Except for the retailer groups listed below, no other retailer group’s credit card program accounts for more than 7.5% of the principal receivables in the trust portfolio as of October 31, 2024.

Composition by Retailer Group in the Trust Portfolio
(Dollars in Thousands; Accounts in Thousands)

Retailer Group(1)	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
Signet Retail Group(2).........................................................	2,708	8.31%	1,053,719	20.53%
Victoria’s Secret Retail Group(3).........................................	8,657	26.58%	761,580	14.84%
Retailer Groups less than 7.5%...........................................	21,207	65.11%	3,316,396	64.63%
Total...................................................................................	32,572	100.00%	$5,131,695	100.00%
________________________________
(1) Includes each individual retailer in the trust commonly owned by the retailer group.
(2) Signet Retail Group contains Kay Jewelers Private Label, Jared Private Label, and Sterling Jewelers Private Label credit card programs.
(3) Victoria’s Secret Retail Group contains both Victoria’s Secret Private Label and Victoria’s Secret Mastercard® Co-Brand credit card programs.

Composition by Individual Retailer
in the Trust Portfolio
(Dollars in Thousands; Accounts in Thousands)

Retailer	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
Caesars Rewards® Visa® Co-Brand.................................	734	2.25%	$765,232	14.91%
Kay Jewelers Private Label...............................................	2,009	6.17%	728,764	14.20%
Victoria's Secret Private Label..........................................	7,588	23.30%	485,954	9.47%
Bread Rewards™ American Express® Proprietary(1)..........	1,013	3.11%	418,840	8.16%
Jared Private Label............................................................	658	2.02%	319,157	6.22%
Victoria's Secret Mastercard® Co-Brand...........................	1,068	3.28%	275,623	5.37%
Loft Mastercard® Co-Brand..............................................	1,111	3.41%	262,712	5.12%
Torrid Private Label..........................................................	1,449	4.45%	223,175	4.35%
Sony Visa® Co-Brand........................................................	242	0.74%	184,698	3.60%
Lane Bryant Private Label.................................................	1,933	5.93%	182,095	3.55%
Other Retailers(2)(3).............................................................	14,767	45.34%	1,285,445	25.05%
Total..................................................................................	32,572	100.00%	$5,131,695	100.00%
________________________________
(1) Includes both Bread Rewards™ American Express® Proprietary accounts converted from Comenity® Mastercard® Proprietary accounts and non-converted Comenity® Mastercard® Proprietary accounts.
(2) Retailers individually representing a lesser percentage of principal receivables balances in the trust portfolio as of October 31, 2024.
(3) Sterling Jewelers Private Label program is included in Other Retailers.

Composition by Account Balance
in the Trust Portfolio
(Dollars in Thousands; Accounts in Thousands)

Account Balance Range	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
Credit Balance..................................................................	248	0.76%	$(7,616)	(0.15)%
No Balance.......................................................................	27,131	83.30%	—	—%
$0.01 - $500.00.................................................................	2,951	9.06%	522,586	10.18%
$500.01 - $1,000.00..........................................................	826	2.54%	600,943	11.71%
$1,000.01 - $2,000.00.......................................................	731	2.24%	1,039,331	20.25%
$2,000.01 - $3,000.00.......................................................	299	0.92%	730,466	14.24%
$3,000.01 - $4,000.00.......................................................	143	0.44%	493,113	9.61%
$4,000.01 - $5,000.00.......................................................	80	0.24%	356,147	6.94%
$5,000.01 - $6,000.00.......................................................	48	0.15%	265,170	5.17%
$6,000.01 - $7,000.00.......................................................	31	0.09%	199,621	3.89%
$7,000.01 - $8,000.00.......................................................	21	0.07%	160,493	3.13%
$8,000.01 - $9,000.00.......................................................	15	0.05%	130,933	2.55%
$9,000.01 - $10,000.00.....................................................	11	0.03%	108,386	2.11%
$10,000.01 or more..........................................................	37	0.11%	532,062	10.37%
Total................................................................................	32,572	100.00%	$5,131,695	100.00%

Composition by Credit Limit
in the Trust Portfolio
(Dollars in Thousands; Accounts in Thousands)

Credit Limit Range	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
No Credit Limit.........................................................	249	0.77%	$2,547	0.05%
$0.01 - $500.00..........................................................	5,654	17.36%	127,493	2.49%
$500.01 - $1,000.00...................................................	9,444	28.99%	289,732	5.65%
$1,000.01 - $2,000.00................................................	6,120	18.79%	632,108	12.32%
$2,000.01 - $3,000.00................................................	2,300	7.06%	726,804	14.16%
$3,000.01 - $4,000.00................................................	1,489	4.57%	494,841	9.64%
$4,000.01 - $5,000.00................................................	2,011	6.17%	434,127	8.46%
$5,000.01 - $6,000.00................................................	1,023	3.14%	333,298	6.49%
$6,000.01 - $7,000.00................................................	736	2.26%	289,836	5.65%
$7,000.01 - $8,000.00................................................	825	2.53%	271,525	5.29%
$8,000.01 - $9,000.00................................................	728	2.24%	271,566	5.29%
$9,000.01 - $10,000.00..............................................	691	2.12%	219,666	4.28%
$10,000.01 or more...................................................	1,302	4.00%	1,038,152	20.23%
Total .........................................................................	32,572	100.00%	$5,131,695	100.00%

Composition by Account Age
in the Trust Portfolio
(Dollars in Thousands; Accounts in Thousands)

Account Age Range	Number of Accounts	Percentage of Total Number of Accounts	Principal Receivables	Percentage of Total Principal Receivables
Not More than 12 Months............................................	1,708	5.24%	$679,188	13.23%
Over 12 Months to 24 Months.....................................	1,964	6.03%	466,869	9.10%
Over 24 Months to 36 Months.....................................	2,200	6.75%	394,421	7.69%
Over 36 Months to 48 Months.....................................	2,024	6.22%	284,057	5.54%
Over 48 Months to 60 Months.....................................	3,136	9.63%	377,785	7.36%
Over 60 Months...........................................................	21,540	66.13%	2,929,375	57.08%
Total............................................................................	32,572	100.00%	$5,131,695	100.00%

Cardholders whose accounts are designated for the trust portfolio had billing addresses in all 50 states, the District of Columbia and other U.S. territories, except for approximately 0.02% of the principal receivables balance for the trust for which cardholders had billing addresses located outside of the United States, the District of Columbia, other U.S. territories, or military addresses. Except for the five states listed below, no state accounted for more than 5% of the number of accounts or 5% of the total principal receivables balances as of October 31, 2024.

Composition by Billing Address in the Trust Portfolio

State	Percentage of Total Number of Accounts	Percentage of Total Principal Receivables
California......................................................	10.32%	11.92%
Texas.............................................................	8.50%	9.28%
Florida...........................................................	9.05%	7.49%
New York......................................................	7.15%	6.14%
Illinois...........................................................	4.53%	5.29%

The bank uses credit bureau scoring and a proprietary scoring model developed for the bank as tools in the underwriting process and for making credit decisions. The bank uses credit bureau scoring and a proprietary scoring model also for purposes of monitoring obligor credit quality. The bank’s proprietary scoring model is based on historical data and requires the bank to make various assumptions about future performance. As a result, the bank’s proprietary model is not intended, and should not be relied upon, to forecast actual future performance.

With respect to credit bureau scoring, the bank utilizes VantageScore® credit scores to assist in its assessment of credit quality. Credit scores are obtained at origination of the account and are refreshed monthly thereafter to assist in predicting obligor behavior. The bank categorizes these credit scores into the following three credit score categories: (i) 661 or higher, which are considered the strongest credits and therefore have the lowest credit risk; (ii) 601 to 660, considered to have moderate credit risk; and (iii) 600 or less, which are considered weaker credits and therefore have the highest credit risk. In certain limited circumstances there are obligor accounts for which a credit score is not available and the bank uses alternative sources to assess credit risk and predict behavior.

The below table reflects the distribution of the accounts designated to the trust portfolio by obligor VantageScore® as of October 31, 2024. Because the future composition of the trust portfolio will change over time, obligor credit quality as shown in the table below is not indicative of obligor credit quality for the trust portfolio at any subsequent time. In addition, the bank’s assessment of obligor credit quality may change over time depending on the conduct of the cardholder and changes in the proprietary scoring models used by the bank.
Composition by Obligor Credit Bureau Score
in the Trust Portfolio
(Dollars in Thousands)

Obligor Credit Bureau Score Range	Principal Receivables	Percentage of Total Principal Receivables
No Score...............................................................................................	$673	0.01%
600 or Less ..........................................................................................	674,876	13.15%
601–660................................................................................................	1,405,431	27.39%
661 or Greater.......................................................................................	3,050,715	59.45%
Total ....................................................................................................	$5,131,695	100.00%
B. Receivables Performance

The tables below contain performance information for the receivables in the trust portfolio for the ten months ended October 31, 2024.

The composition of the trust portfolio is expected to change over time, including as a result of the addition of new accounts and as a result of the removal of accounts under certain circumstances. The future performance of the receivables in the trust portfolio may be different from the historical performance set forth below.

All data set forth in the tables below is reported on a collected basis. Average principal receivables outstanding is the average of the principal receivables balances at the beginning of each month in the period indicated. Fees include late fees and return check.

Delinquency and Loss Experience

The following tables set forth the aggregate delinquency and loss experience for cardholder payments on the credit card accounts in the trust portfolio for each of the dates or periods shown.

We generally expect that net losses and delinquencies in the trust portfolio will correlate with the general economy and unemployment rates. Global economic volatility and cyclicality of the lending/credit markets may have an adverse effect on the trust portfolio. More specifically, increases in delinquencies and charge-offs could occur, particularly if conditions in the general economy deteriorate.

As a result of hurricanes Helene and Milton we froze delinquency progression for cardholders in Federal Emergency Management Agency identified impact zones for one billing cycle, which will result in a modest shift in net credit losses from the fourth quarter of 2024 to the second quarter of 2025, and therefore a slightly lower net loss rate in the fourth quarter and consequently an offsetting higher net loss rate in the second quarter of 2025.

We cannot assure you that the future delinquency and loss experience for the receivables will be similar to the historical experience set forth below.

Receivables Delinquency
Experience in the Trust Portfolio
(Dollars in Thousands)

	As of October 31,
	2024
	Principal Receivables	Percentage of Total Principal Receivables
Total Principal Receivables...........	$5,131,695
Principal Receivables Delinquent:
31-60 Days....................................	85,917	1.67%
61-90 Days....................................	67,479	1.32%
91-120 Days..................................	59,166	1.15%
121-150 Days................................	48,115	0.94%
151 or More Days..........................	40,229	0.78%
Total .............................................	$300,906	5.86%

Account Delinquency Experience in the Trust Portfolio

	As of October 31,
	2024
	Total Active Accounts	Percentage of Total Active Accounts
Total Active Accounts..................	5,440,969
Active Accounts Delinquent: (1)
31-60 Days...................................	85,749	1.58%
61-90 Days...................................	63,377	1.16%
91-120 Days.................................	53,913	0.99%
121-150 Days...............................	45,960	0.84%
151 or More Days.........................	40,052	0.74%
Total.............................................	289,051	5.31%
________________________________
(1) Excludes Zero Balance Accounts.

Loss Experience in the Trust Portfolio (Dollars in Thousands)

Ten Months Ended October 31,
2024
Average Receivables Outstanding................................................................................................................	$5,477,150
Gross Charge-Offs (1)....................................................................................................................................	441,767
Recoveries (2).................................................................................................................................................	93,508
Net Charge-Offs (3) .......................................................................................................................................	348,259
Net Charge-Offs as a percentage of Average Receivables Outstanding (annualized) (5)..............................	7.63%
________________________________
(1) Gross Charge-Offs includes gross charge-offs of principal receivables.
(2) Recoveries includes recoveries of principal and finance charge receivables and fees.
(3) Net Charge-Offs equal Gross Charge-Offs minus Recoveries.
(4) Figures for period ended October 31, 2024 are annualized and not necessarily indicative of actual results for the entire year.

Revenue Experience

The gross revenues from finance charges and fees related to accounts in the trust portfolio for each of the periods shown are set forth in the following table. The figures reflected in the following table represent balances before deductions for charge-offs, returned merchandise, and customer disputes or other expenses and reductions due to fraud.

Revenue Experience
in the Trust Portfolio
(Dollars in Thousands)

Ten Months Ended October 31,
2024
Average Receivables Outstanding..................................................................................................................................	$5,477,150
Total Finance Charges and Fees.....................................................................................................................................	1,528,870
Total Finance Charges and Fees as a percentage of Average Receivables Outstanding (annualized) (1).......................	33.50%
________________________________
(1) Figures for period ended October 31, 2024 are annualized and not necessarily indicative of actual results for the entire year.

C. Compliance with Underwriting Criteria

Review of Pool Asset Disclosure

In connection with this Form 10-D, the depositor has performed a review of the transferred receivables and the disclosure required to be included in this Form 10-D relating to the transferred receivables by Item 1111 of Regulation AB (such disclosure, the “Rule 193 Information”). This review was designed and effected to provide reasonable assurance that the Rule 193 Information is accurate in all material respects.

The Rule 193 Information consisting of factual information was reviewed and approved by those officers and employees of the depositor, Comenity Bank and their affiliates who are knowledgeable about such factual information. Counsel to the depositor and its affiliates reviewed the Rule 193 Information consisting of descriptions of portions of the transaction documents and compared that Rule 193 Information to the related transaction documents. Officers of the depositor and its affiliates also consulted with internal regulatory personnel and counsel with respect to the description of the legal and regulatory provisions that may materially and adversely affect the performance of the transferred receivables or payments on the notes.

Employees of the depositor and its affiliates populated the statistical information in this Form 10-D with respect to the transferred receivables using information derived from the bank’s database. The statistical information in this Form 10-D relating to the transferred receivables was compared to information contained in the bank’s database regarding the attributes of such transferred receivables. As a result of such population and comparisons, the depositor determined that the statistical information relating to the transferred receivables is consistent with the bank’s database.

The depositor’s review of the receivables is supported by the control processes routinely used by the bank’s parent, Bread Financial Holdings, Inc., in the operation of its business. Bread Financial Holdings, Inc. achieves appropriate internal and external assurance work on its internal controls over financial reporting to maintain compliance with regulatory reporting requirements, including The Sarbanes-Oxley Act of 2002. Such assurance work is designed to provide reasonable assurance regarding the reliability of financial reporting. The nature, timing and extent of such assurance work are driven by risk-based assessments of the parent’s consolidated operations. The assurance work includes a review of the financial information from which the disclosure required by Item 1111 of Regulation AB regarding the trust portfolio is derived.

With respect to the disclosure under “Compliance with Underwriting Criteria” below, the bank periodically engages in activities that are designed to monitor and measure compliance with its credit policies, including testing of automated approval systems and monthly monitoring and compliance checks with respect to credit line decisions that are ultimately made outside of the automated system, as more specifically described below.

Portions of the review of the legal, regulatory and statistical information were performed with the assistance of third parties engaged by the depositor. The depositor determined the nature, extent and timing of the review and the level of assistance provided by the third parties. The depositor had ultimate authority and control over, and assumes all responsibility for, the review and the findings and conclusions of the review. The depositor attributes all findings and conclusions of the review to itself.

After undertaking the review described above, the depositor has concluded, with reasonable assurance, that the Rule 193 Information in this Form 10-D is accurate in all material respects.

Compliance with Underwriting Criteria

The bank makes virtually all underwriting and authorization decisions using an automated system that uses credit bureau scoring and a proprietary scoring model to determine an applicant’s risk. This automated system determines whether to approve or decline a customer’s request for credit based on this risk and also sets a maximum initial credit line on each approved customer’s account, in each case without any underwriter discretion. In certain cases, the bank may further manually review applications that were initially declined through the automated process, either at the applicant’s request or in connection with the bank’s internal review process. In such cases, the bank verifies relevant customer data, makes any necessary corrections to the customer data and re-evaluates such applications using the bank’s underwriting criteria. The bank applies the same underwriting criteria in both the automated process, and during any manual reviews of applications initially declined through the automated process.

The bank’s credit risk group performs monthly testing on applications to ensure that the automated system is processing applications as intended. The bank’s credit risk group validates through population and sample testing to ensure adherence to bank’s underwriting criteria. Testing is performed across all portfolios to identify divergences from the bank’s underwriting criteria in applications approved through the automated process.

In addition, the credit risk group monitored manual approvals during the period from November 2023 through November 2024 for all applications that were initially declined by the automated system. Such monitoring determined that manually approved applications represented less than 0.01% of new applications during such period, which is consistent with the results of prior reviews. Accounts that are approved through the manual review process rather than the automated process, and are therefore considered exceptions, did not meet the bank’s initial underwriting policies for the following reasons: applicants with no or low credit score; missing or invalid applicant information or duplicate applications. The bank determined to include the receivables for which exceptions were identified in the trust portfolio because the fact that the accounts did not meet the bank’s initial underwriting policies would not have a material adverse effect on the trust, and therefore the exceptions do not cause the receivables to be ineligible for sale to the trust. Another compensating factor with respect to these exceptions is that the bank engages in ongoing monitoring of the files and adjusts the credit limits on accounts as necessary based on an updated measure of risk as determined by the behavioral scoring model that is calculated for active accounts.

The bank’s internal audit department also performs annual evaluations and testing of compliance with the bank’s credit card underwriting policy and process guidelines. Such evaluations and testing are designed to provide reasonable assurance that the application process produces credit accounts that comply with the bank’s underwriting policies. The internal audit department’s review of the credit line origination process completed in November 2023 consisted of independent reviews and testing of the automated execution of the credit risk management policies and standards, review of the credit risk group’s monthly testing and monitoring of credit application overrides, and an assessment of the design and operating effectiveness of change management controls for the credit risk management policies and standards. The audit validated that change management controls were functioning as designed. These audits produced no significant observations relating to the bank’s credit underwriting, manual approvals or credit line management processes.

________________________________________________________________________________

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from November 1, 2024 to November 30, 2024.

The depositor filed its most recent Form ABS-15G on February 1, 2024. The CIK number of the depositor is 0001139552.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐ No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐ No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐ No ☒

For each of Series 2023-A, Series 2024-A, and Series 2024-B is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period? Yes ☐ No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐ No ☒

Item 1A. Asset-Level Information.

Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 7. Change in Sponsor Interest in the Securities.

Not applicable.

Item 10.    Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2023-A, Series 2024-A, and Series 2024-B for the December 16, 2024 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: December 16, 2024	By:	/s/ Wai Chung
	Name:	Wai Chung
	Title:	Treasurer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2023-A, Series 2024-A, and Series 2024-B for the December 16, 2024 Payment Date.